Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 13,572	€ 14,146
Property, plant and equipment	160,391	66,605
Right-of-use assets	32,352	33,984
Other assets	2,351	6,322
Deferred tax assets	367	445
Total non-current assets	209,033	121,502
Current assets
Inventories	140,880	14,531
Trade receivables	2,452	1,014
Contract assets	7,180	808
Other financial assets	7,712	2,619
Prepaid expenses and other assets	234,899	48,289
Cash and cash equivalents	1,060,971	1,322,593
Total current assets	1,454,094	1,389,854
Total assets	1,663,127	1,511,356
Equity
Issued capital	22,446	21,655
Capital reserve	1,727,913	1,334,704
Treasury Shares	(211)
Accumulated deficit	(1,054,849)	(645,069)
Other comprehensive income	(5)	57
Total equity	695,294	711,347
Non-current liabilities
Finance liabilities	27,543	25,189
Lease liabilities	25,667	26,853
Contract liabilities	100,283	500,061
Other liabilities	284	284
Total non-current liabilities	153,777	552,387
Current liabilities
Lease liabilities	3,310	3,234
Trade and other payables	60,280	21,685
Other liabilities	103,890	64,326
Income taxes payable	311	392
Contract liabilities	646,265	157,985
Total current liabilities	814,056	247,622
Total liabilities	967,833	800,009
Total equity and liabilities	€ 1,663,127	€ 1,511,356